Fair value measurements (Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets
Derivative financial instruments	¥ 503,826	¥ 200,333
Liabilities
Derivative financial instruments	(437,008)	(231,915)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	1,303,306	843,393
Time deposits	350,000	520,000
Derivative financial instruments	503,826	200,333
Total	9,783,370	9,858,713
Liabilities
Derivative financial instruments	(437,008)	(231,915)
Total	(437,008)	(231,915)
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	5,411,299	5,846,189
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	1,895,690	2,154,951
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	221,562	195,396
Fair Value, Measurements, Recurring | Investments
Assets
Marketable securities and other securities investments	97,687	98,451
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	711,106	249,193
Total	6,015,654	6,972,076
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	3,214,773	4,378,543
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	1,895,690	2,154,951
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	194,085	189,389
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	592,200	594,200
Time deposits	350,000	520,000
Derivative financial instruments	503,826	200,256
Total	3,657,198	2,772,938
Liabilities
Derivative financial instruments	(437,008)	(231,915)
Total	(437,008)	(231,915)
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	2,183,695	1,452,475
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	27,477	6,007
Level 3 | Fair Value, Measurements, Recurring
Assets
Derivative financial instruments		77
Total	12,831	15,248
Liabilities
Derivative financial instruments	0
Total	0
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	¥ 12,831	¥ 15,171